Income Taxes - Narrative (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Goodwill-related deferred tax expense and liabilities	$ 3,500,000
Current income tax expense recognized			$ 6,000	$ 3,000	$ 0
Deferred tax liabilities	$ 68,600,000		$ 65,104,000	$ 58,130,000
Effective tax rate	(18.00%)	(11.00%)	(18.90%)	(23.60%)	(20.20%)
Deferred tax assets benefit percentage	50.00%
Deferred tax expense	$ 3,487,000	$ 3,487,000	$ 6,974,000	$ 6,974,000	$ 6,974,000
NOL tax benefits to carry back to years prior to becoming C corp			0
Federal tax credit claimed in prior years			0
Deferred tax assets and related valuation allowance	131,399,000		122,376,000	97,040,000
NOL carryforward			225,000,000	156,000,000
India [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current income tax expense recognized	$ 5,000	$ 7,000	$ 6,000	$ 3,000